ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2026

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments
Investments in Investment Funds

Commodity Trading Advisors - Managed Futures
Squarepoint Core US Feeder LP	7/1/2020	$18,500,000	$29,035,082	10.30%
Total Commodity Trading Advisors - Managed Futures		18,500,000	29,035,082	10.30

Distressed
Cerberus Partners, LP	11/1/2009	1,191,862	4,329,848	1.54
Cerberus SPV, LLC	11/1/2009	736,311	3,680,132	1.30
VR Global Onshore Fund, L.P.	10/1/2025	10,850,000	11,970,134	4.25
Total Distressed		12,778,173	19,980,114	7.09

Equity Long/Short - High Hedge
Alyeska Fund LP	6/1/2022	13,303,570	22,422,543	7.95
Calibrate Fund Limited	5/1/2024	10,400,000	13,018,466	4.62
Holocene Advisors Fund LP	4/1/2017	9,212,118	22,209,021	7.88
Night Squared Onshore LP	8/1/2025	8,500,000	8,719,841	3.09
Schonfeld Fundamental Equity Fund LLC	2/1/2026	4,000,000	3,996,000	1.42
Total Equity Long/Short - High Hedge		45,415,688	70,365,871	24.96

Equity Long/Short - Opportunistic
Axon Partners, LP	10/1/2007	4,310,455	1,358,277	0.48
Viking Global Equities LP	7/1/2023	13,425,000	16,287,501	5.78
Total Equity Long/Short - Opportunistic		17,735,455	17,645,778	6.26

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)
Investments in Investment Funds (continued)

Event Driven Credit
FourSixThree Domestic Fund, LLC	8/1/2023	$8,666,925	$11,943,187	4.24%
Olympus Peak Onshore LP	8/1/2020	373,291	427,896	0.15
Total Event Driven Credit		9,040,216	12,371,083	4.39

Fixed Income Arbitrage
Elan Feeder Fund Ltd.	12/1/2023	5,898,886	6,775,615	2.41
LMR Alpha Rates Trading Fund Ltd.	8/1/2022	7,909,870	10,014,890	3.55
Total Fixed Income Arbitrage		13,808,756	16,790,505	5.96

Macro
Broad Reach (US) Fund LP	2/1/2020	5,214,027	12,382,852	4.39
Caxton Macro (USA) LLC	10/1/2025	10,850,000	9,985,824	3.54
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	4,174,287	33,463,867	11.87
Total Macro		20,238,314	55,832,543	19.80

Multi-Strategy
Magnetar Capital Fund LP	1/1/2008	47,632	133,460	0.05
Total Multi-Strategy		47,632	133,460	0.05

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)
Investments in Investment Funds (continued)

Other Directional
BCIM Credit Opportunities, LP	10/1/2014	$169,335	$632,196	0.22%
Burford Alternative Income Fund LP	12/19/2018	155,835	2,647,769	0.94
Burford Alternative Income Fund II LP	7/1/2022	431,691	1,179,930	0.42
Total Other Directional		756,861	4,459,895	1.58

Relative Value Credit
Arini Diversified Alpha US Fund LP	11/1/2025	13,400,000	13,391,129	4.75
Total Relative Value Credit		13,400,000	13,391,129	4.75

Statistical Arbitrage
Aquatic Argo Fund LP	11/1/2023	7,436,979	7,503,004	2.66
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,162,177	47,677,064	16.91
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	24,816,195	8.80
Torus Feeder 2 LP	5/1/2022	11,121,171	23,077,508	8.19
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	4,462,538	13,541,853	4.80
Voleon Institutional Strategies Fund LP	2/1/2026	11,300,000	11,474,255	4.07
Total Statistical Arbitrage		54,672,865	128,089,879	45.43

Total Investments in Investment Funds		$206,393,960	$368,095,339	130.57%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Portfolio Investments (continued)
Short-Term Investments
State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.90%		$4,615,538	$4,615,538	1.64%
Total Short-Term Investments		$4,615,538	$4,615,538	1.64%

Total Portfolio Investments		$211,009,498	$372,710,877	132.21%

Liabilities in excess of Other Assets			(90,801,201)	(32.21)

Total Net Assets			$281,909,676	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2026

Strategy Allocation	Percent of Net Assets
Portfolio Investments
Investments in Investment Funds
Statistical Arbitrage	45.43%
Equity Long/Short - High Hedge	24.96
Macro	19.80
Commodity Trading Advisors - Managed Futures	10.30
Distressed	7.09
Equity Long/Short - Opportunistic	6.26
Fixed Income Arbitrage	5.96
Relative Value Credit	4.75
Event Driven Credit	4.39
Other Directional	1.58
Multi-Strategy	0.05
Short-Term Investments	1.64
Total Portfolio Investments	132.21%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Notes to Schedule of Investments (continued)

Short-Term Investments

Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

As of March 31, 2026, all of the investments in Investment Funds are fair valued using the NAV as the practical expedient and are, therefore, excluded from the fair value hierarchy. Short-term investments in money market funds are valued at fair value using the net asset value as the price and are categorized as Level 1 securities.